S000061338 [Member] Annual Fund Operating Expenses - Columbia Overseas Core Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Expenses (as a percentage of Assets)	1.28%	[2]
Fee Waiver or Reimbursement	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	1.16%
Class Inst
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Expenses (as a percentage of Assets)	1.03%	[2]
Fee Waiver or Reimbursement	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	0.91%
Class Inst2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[1]
Expenses (as a percentage of Assets)	0.96%	[2]
Fee Waiver or Reimbursement	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	0.84%
Class Inst3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.90%	[2]
Fee Waiver or Reimbursement	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	0.79%

[1]	Other expenses have been restated to reflect current fees paid by the Fund.
[2]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.16% for Class A, 0.91% for Class Inst, 0.84% for Class Inst2 and 0.79% for Class Inst3. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement. The fee waivers and/or expense reimbursements shown in the table for Class Inst2 also reflect the contractual agreement of the Fund’s transfer agent to waive fees and/or to reimburse expenses through June 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s transfer agency fees do not exceed the annual rate of 0.05% for Class Inst2.